Share-based compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Share-based compensation [Text Block]

17. Share-based compensation

Share options

The Company offered a share option plan (the "Option Plan") to its officers, employees and consultants until the year 2025, when it ceased granting share options. Options could be granted at an exercise price determined by the Board of Directors but should not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant could be granted options which exceeded 5% of the issued and outstanding shares of the issuer at the time of granting of the option. The number of common shares issued to insiders of the issuer within one year and issuable to the insiders at any time under the Option Plan or combined with all other share compensation arrangements, couldn't exceed 8% of the issued and outstanding common shares. The duration and the vesting period were determined by the Board of Directors. However, the expiry date could not exceed 7 years after the date of granting.

The following table summarizes information about the movement of the share options outstanding:

	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		C$		C$
Balance - January 1	2,452,542	15.41	3,122,006	14.50

Granted	-	-	287,300	18.72
Exercised	(1,123,809)	14.37	(956,758)	13.44
Forfeited / Cancelled	(14,166)	18.43	-	-
Expired	-	-	(6)	13.93

Balance - December 31	1,314,567	16.26	2,452,542	15.41

Options exercisable - December 31	987,766	15.54	1,703,943	14.51

The weighted average share price when share options were exercised during the year ended December 31, 2025 was C$32.41 (C$23.59 for the year ended December 31, 2024).

The following table summarizes the share options outstanding as at December 31, 2025:

	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise	Number of	average	contractual	Number of	average
price range	options	exercise price	life (years)	options	exercise price
C$		C$			C$

12.70 - 14.50	574,801	13.55	0.9	574,801	13.55
15.97 - 22.20	739,766	18.36	3.0	412,965	18.31
	1,314,567	16.26	2.0	987,766	15.54

The fair value of the share options is recognized as compensation expense over the vesting period. In 2025, the total share-based compensation related to share options amounted to $0.7 million ($1.6 million in 2024).

Deferred and restricted share units

The Company offers a deferred share unit ("DSU") plan and a restricted share unit ("RSU") plan, which allow DSUs and RSUs to be granted, respectively, to non-executive directors, officers and/or employees as part of their director's fees or long-term compensation package, as applicable.

The following table summarizes information about the DSUs and RSUs movements:

	2025		2024
	DSUs (i)	RSUs (ii)	DSUs (i)	RSUs (ii)

Balance - January 1	435,505	742,202	414,278	717,105
Granted	35,310	342,340	70,440	308,000
Reinvested dividends	3,056	6,608	4,578	8,247
Settled	(141,570)	(301,155)	(42,095)	(272,160)
Forfeited	-	-	(11,696)	(18,990)

Balance - December 31	332,301	789,995	435,505	742,202

Balance - Vested	296,872	-	381,246	-

(i) Unless otherwise decided by the Board of Directors of the Company, the DSUs vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each non-executive director when he or she leaves the board or is not re-elected. The accounting value of the payout is determined by multiplying the number of DSUs expected to vest at the settlement date by the closing price of the Company's shares on the day prior to the grant date, and is recognized over the vesting period. When payment is settled by issuing common shares, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities. The DSUs granted in 2025 have a weighted average value of C$34.01 per DSU (C$21.84 per DSU in 2024).

(ii) One half of the RSUs is time-based (the "time-based RSUs") and the other half is time-based and depends on the achievement of certain performance measures (the "performance-based RSUs"). The time-based RSUs granted prior to 2024 vest and are payable three years after the grant date. The time-based RSUs granted in 2024 and 2025 vest and are payable in three equal tranches at each anniversary of the grant date. The performance-based RSUs vest and are payable three years after the grant date. The RSUs are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. The accounting value of the payout is determined by multiplying the number of RSUs expected to vest at the settlement date by the closing price of the Company's shares on the day prior to the grant date, and is recognized over the vesting period and adjusted for the performance-based components, when applicable. When payment is settled by issuing common shares, one common share is issued for each vested RSU, after deducting any income taxes payable on the benefit earned by the employee that must be remitted by the Company to the tax authorities. The RSUs granted in 2025 have a weighted average value of C$26.68 per RSU (C$18.79 per RSU in 2024).

The total share-based compensation expense related to the DSU and RSU plans in 2025 amounted to $7.7 million ($4.7 million in 2024).

Based on the closing price of the common shares at December 31, 2025 ($35.39 or C$48.62), and considering a marginal income tax rate of 53.3%, the estimated amount that the Company is expected to transfer to the tax authorities to settle the employees' tax obligations related to the vested DSUs and RSUs to be settled in equity amounts to $5.6 million ($3.7 million as at December 31, 2024) and to $21.2 million based on all DSUs and RSUs outstanding ($11.4 million as at December 31, 2024).